Significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2022
Significant accounting policies
Summary of significant accounting policies

1.4.    Significant accounting policies

There have been no changes in the Company’s significant accounting policies for the three and nine months ended September 30, 2022 as compared to the significant accounting policies described in the Company’s audited consolidated financial statements for the year ended December 31, 2021. The accounting policies used in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those applied in the audited financial statements for the year ended December 31, 2021.